SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (10,091)	$ (9,405)
Salaries and short-term employee benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(8,236)	(8,079)
Share-based compensation
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(1,835)	(1,299)
Termination benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (20)	$ (27)